SHARE-BASED PAYMENTS - Value Inputs and Assumptions (Details) - Performance Share Plan (PSP)	12 Months Ended
Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected weighted average volatility	0.4612
Vesting period	3 years
Expected dividend yield	0.0177
US Risk-free interest rate	0.0475
Expected forfeiture rate	0.0923
Weighted average share price (in USD)	$ 24.90
Calculated fair value (in USD)	$ 14.28